UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-10377

PIMCO Municipal Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: April 30, 2013

Date of reporting period: October 31, 2012

Item 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

October 31, 2012

PIMCO Municipal Income Fund

PIMCO California Municipal Income Fund

PIMCO New York Municipal Income Fund

Contents

Letter to Shareholders	2-3
Fund Insights	4
Performance & Statistics	5-6
Schedules of Investments	7-25
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28-29
Notes to Financial Statements	30-41
Financial Highlights	42-44
Proxy Voting Policies & Procedures	45
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	46-48

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The municipal bond market benefitted from attractive valuations and solid demand during the fiscal six-month reporting period ended October 31, 2012. Longer-term, lower credit municipals were particularly favorable during the period.

For the fiscal six-month period ended October 31, 2012:

•	PIMCO Municipal Income Fund advanced 10.07% on net asset value (“NAV”) and 11.16% on market price.

•	PIMCO California Municipal Income Fund rose 8.16% on NAV and 8.41% on market price.

•	PIMCO New York Municipal Income Fund increased 8.67% on NAV and 10.18% on market price.

The Fiscal Six-Month Period in Review

The fiscal six-month reporting period began with gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanding at an annual pace of 1.3%. GDP growth accelerated to an annual rate of 2.0% (preliminary estimate) between July and September 2012.

The Federal Reserve (“the Fed”) revealed that it would launch a third round of “quantitative easing.” The Fed agreed to purchase $40 billion of mortgage securities each month for the foreseeable future, the objective of which is to lower already record low mortgage rates in an effort to boost the housing market. The Fed also indicated that it would continue “Operation Twist,” the program involving the sale of debt obligations with short-term maturities and the purchase of debt obligations with longer-term maturities. The Fed also announced that it expected to keep the Fed Funds rate in the 0.0% to 0.25% range well into 2015, longer than previously stated.

Yields on U.S. Treasury bonds trended lower during the fiscal six-month reporting period. The benchmark ten-year Treasury bond began the fiscal period yielding 1.95% and ended the period at 1.72%. At one point, the yield on the benchmark 10-year Treasury bond fell to 1.43%. This downward trend reflected a variety of concerns, including Europe’s ongoing sovereign debt crisis and uncertainty over future levels of federal taxes and spending.

2	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

Since interest rates on municipal bonds tend to track interest rates on comparable Treasury bonds, many issuers of municipal securities refinanced existing bonds during the six-month reporting period. For instance in October, 2012, the last month of the six-month fiscal period, refinancings were 24% greater than during October 2011, reported Bond Buyer. Furthermore, issuance of new municipal securities was quite modest.

Outlook

The U.S. election is over, but the division of power that produced so much political gridlock in recent years remains. Republicans continue to have control in the House of Representatives, Democrats hold a majority in the Senate and President Obama was re-elected. The government must act prior to the end of the year to help prevent the U.S. economy from falling off “the fiscal cliff” — a series of tax cuts scheduled to expire on December 31, 2012 and major spending reductions planned to begin in January

2013. Higher taxes, reduced spending, or both, would likely have a negative impact on the economy in 2013.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	3

PIMCO Municipal Income Funds Fund Insights

October 31, 2012 (unaudited)

For the fiscal six-months ended October 31, 2012, PIMCO Municipal Income Fund returned 10.07% on net asset value (“NAV”) and 11.16% on market price.

For the fiscal six-months ended October 31, 2012, PIMCO California Municipal Income Fund returned 8.16% on NAV and 8.41% on market price.

For the fiscal six-months ended October 31, 2012, PIMCO New York Municipal Income Fund returned 8.67% on NAV and 10.18% on market price.

The municipal bond market generated positive results during the six-month reporting period ended October 31, 2012. While there were several periods of weakness within the municipal market, these proved to be temporary setbacks. The overall municipal market, as measured by the Barclays Municipal Bond Index (the “benchmark”), posted positive returns during five of the six-months of the period. Supporting the market were strengthening municipal fundamentals, including rising tax revenues and modest new issuance. In addition, demand was generally strong as investors sought higher incremental yield in the low interest rate environment. All told, during the six-month period the benchmark returned 3.34%. In comparison, the overall taxable fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, gained 2.75% during the same period.

The Funds benefited from having a greater allocation to revenue bonds than general obligation bonds. This contributed to results as revenue bonds outperformed general obligation bonds during the reporting period.

The Funds’ overweight position to the Tobacco sector was beneficial for results as these securities outperformed the benchmark. Municipal Income and New York Municipal Income benefited from overweight positions in the strong performing corporate-backed sector. New York Municipal Income was also rewarded for having an overweighting to the Education sector. Municipal Income benefited from having an overweighting to Health Care and California Municipal Income was rewarded for having an overweighting to the lease-backed sector.

Municipal Income and New York Municipal Income’s underweight to the special tax sector detracted from results. California Municipal Income’s underweighting to the Water and Sewer Utility sector was detrimental as this sector outperformed the benchmark. During the reporting period, a shorter duration than that of the benchmark detracted from all three Funds’ performance, as municipal yields declined during the six-month period.

4	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Performance & Statistics

October 31, 2012 (unaudited)

Municipal Income:

Total Return(1):	Market Price	NAV
Six Month	11.16%	10.07%
1 Year	28.15%	25.89%
5 Year	8.12%	8.37%
10 Year	8.61%	7.51%
Commencement of Operations (6/29/01) to 10/31/12	8.10%	7.36%

Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/12

Market Price/NAV:
Market Price	$16.45
NAV	$13.72
Premium to NAV	19.90%
Market Price Yield(2)	5.93%
Leverage Ratio(3)	37.20%

Moody’s Rating

(as a % of total investments)

California Municipal Income:

Total Return(1):	Market Price	NAV
Six Month	8.41%	8.16%
1 Year	30.22%	23.95%
5 Year	6.73%	7.80%
10 Year	7.66%	7.38%
Commencement of Operations (6/29/01) to 10/31/12	7.30%	7.12%

Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/12

Market Price/NAV:
Market Price	$15.58
NAV	$14.39
Premium to NAV	8.27%
Market Price Yield(2)	5.93%
Leverage Ratio(3)	40.59%

Moody’s Rating

(as a % of total investments)

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	5

PIMCO Municipal Income Funds Performance & Statistics

October 31, 2012 (unaudited) (continued)

New York Municipal Income:

Total Return(1):	Market Price	NAV
Six Month	10.18%	8.67%
1 Year	26.55%	21.14%
5 Year	6.00%	4.59%
10 Year	5.12%	4.98%
Commencement of Operations (6/29/01) to 10/31/12	4.83%	4.87%

Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/12

Market Price/NAV:
Market Price	$12.56
NAV	$12.01
Premium to NAV	4.58%
Market Price Yield(2)	5.45%
Leverage Ratio(3)	38.43%

Moody’s Rating

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in each Fund’s dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at October 31, 2012.

(3) Represents Floating Rate Notes Issued in tender option bond transactions and Preferred Shares (collectively “Leverage’’) outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus accrued liabilities (other than liabilities representing Leverage).

6	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited)

Principal Amount (000s)		Value
MUNICIPAL BONDS & NOTES – 97.7%
	Alabama – 0.5%
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
$250	5.50%, 1/1/28	$253,498
885	5.50%, 1/1/43	848,529
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	1,392,606

		2,494,633

	Alaska – 0.8%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	3,938,854
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36 (b)(e)	297,000

		4,235,854

	Arizona – 5.1%
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	2,267,238
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	2,530,467
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Southern California Edison Co., 5.00%, 6/1/35, Ser. A	1,652,685
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
750	5.25%, 10/1/40	818,288
4,150	6.375%, 9/1/29	4,194,654
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	5,602,800
9,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	10,695,828

		27,761,960

	Arkansas – 0.3%
5,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	1,778,700

	California – 13.0%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
2,875	5.00%, 10/1/34	3,202,002
3,255	5.00%, 10/1/42	3,603,773
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	3,524,610
1,500	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	1,345,800
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,341,040
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,788,225
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	5,992,233
2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	2,169,520
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	4,570,539
2,000	M-S-R Energy Auth. Rev., 6.125%, 11/1/29, Ser. C	2,584,000
1,525	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,807,537

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	7

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)
$5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	$5,635,400
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,801,072
	State, GO,
700	5.00%, 11/1/32	781,599
1,200	5.00%, 6/1/37	1,298,604
2,300	5.125%, 8/1/36	2,543,041
1,250	5.25%, 3/1/38	1,386,050
1,900	5.25%, 11/1/40	2,174,094
500	5.50%, 3/1/40	576,630
3,200	6.00%, 4/1/38	3,813,120
	Statewide Communities Dev. Auth. Rev.,
690	California Baptist Univ., 6.50%, 11/1/21	845,478
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	940,781
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	3,279,614
9,500	6.75%, 2/1/38	11,704,095
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	1,051,820

		70,760,677

	Colorado – 1.2%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	406,305
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	500,666
2,500	Health Facs. Auth. Rev., Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,723,300
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	681,970
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	454,056
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	1,755,885

		6,522,182

	Connecticut – 1.5%
	State Health & Educational Fac. Auth. Rev.,
5,000	Hartford Healthcare, 5.00%, 7/1/41, Ser. A	5,381,450
2,500	Stamford Hospital, 5.00%, 7/1/42, Ser. J	2,723,575

		8,105,025

	District of Columbia – 1.2%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	2,834,000
3,390	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	3,469,089

		6,303,089

	Florida – 2.2%
790	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	799,883
4,000	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	4,595,640
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	339,450

8	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Florida (continued)
$500	Lee Cnty. Industrial Dev. Auth. Rev., Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	$505,760
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	1,411,637
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	4,451,226

		12,103,596

	Georgia – 0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,277,851

	Illinois – 2.6%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (h)	5,434,950
	Finance Auth. Rev.,
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	482,404
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	190,175
5,000	5.50%, 7/1/37, Ser. B (h)	6,011,300
1,900	Springfield Electric Rev., 5.00%, 3/1/36	1,991,105

		14,109,934

	Indiana – 1.6%
	Finance Auth. Rev.,
3,000	5.00%, 6/1/32, Ser. A	3,234,090
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,737,915
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	1,195,350
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	2,484,250

		8,651,605

	Iowa – 1.8%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	4,327,748
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	3,672,620
1,500	6.75%, 11/15/42	1,568,640

		9,569,008

	Kansas – 0.4%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	1,165,500
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	580,000
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	653,770

		2,399,270

	Kentucky – 0.4%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,190,490
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,065,770

		2,256,260

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	9

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Louisiana – 5.6%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
$1,680	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA) (b)	$1,870,310
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	468,404
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	851,543
2,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 6.50%, 5/15/37	2,403,080
24,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	25,038,784

		30,632,121

	Maryland – 0.5%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,688,760
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	746,005

		2,434,765

	Massachusetts – 0.5%
	Dev. Finance Agcy. Rev.,
750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	861,337
	Linden Ponds, Inc. Fac.,
103	zero coupon, 11/15/56, Ser. B (b)	1,452
21	5.50%, 11/15/46, Ser. A-2 (b)	13,989
388	6.25%, 11/15/39, Ser. A-1	301,314
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,709,190

		2,887,282

	Michigan – 2.2%
5,000	Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A	5,454,400
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,927,905
5,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	4,405,900

		11,788,205

	Minnesota – 0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	95,415
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	102,527
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	1,704,480
500	Washington Cnty. Housing & Redev. Auth. Rev.,
	Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	507,105

		2,409,527

	Missouri – 0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	1,066,260
475	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	506,607

		1,572,867

	Nevada – 3.9%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	5,376,750
5,230	4.75%, 11/1/35 (FGIC-NPFGC) (h)	5,538,152

10	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Nevada (continued)
$9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	$10,456,482

		21,371,384

	New Jersey – 8.0%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	18,521,436
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	2,294,060
500	Health Care Facs. Financing Auth. Rev., AHS Hospital Corp., 6.00%, 7/1/37	619,170
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,263,140
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	5,716,458
7,000	5.00%, 6/1/41	6,117,230
7,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	7,935,970

		43,467,464

	New Mexico – 1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,118,190
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	6,931,584

		8,049,774

	New York – 11.7%
14,000	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	15,608,320
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	8,909,925
3,000	5.50%, 10/1/37	3,689,070
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,363,000
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	2,478,084
3,000	New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	3,424,890
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,353,300
10,000	4 World Trade Center Project, 5.00%, 11/15/44	11,046,500
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	4,014,465

		63,887,554

	North Carolina – 0.3%
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	1,504,335

	Ohio – 1.9%
2,000	American Municipal Power, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	2,210,780
4,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	3,654,320
3,000	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	3,224,190
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	568,820

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	11

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Ohio (continued)
$500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	$533,670

		10,191,780

	Oregon – 0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	2,346,640
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	667,836

		3,014,476

	Pennsylvania – 5.5%
3,500	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/40, Ser. A	3,884,965
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	5,581,100
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)	1,591,100
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	566,060
350	Thomas Jefferson Univ., 5.00%, 3/1/40	384,111
5,000	Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, 5.625%, 7/1/36, Ser. A	5,355,350
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project,
750	6.25%, 7/1/26, Ser. A	807,458
85	6.375%, 7/1/30, Ser. A	91,436
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	1,227,985
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	7,786,450
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	556,835
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	2,191,500

		30,024,350

	Puerto Rico – 0.6%
3,000	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	3,210,180

	Rhode Island – 4.5%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	24,299,324

	South Carolina – 0.5%
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	464,598
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	2,465,914

		2,930,512

	Tennessee – 2.2%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(e)(i) (acquisition cost-$935,300; purchased 6/29/01)	472,350
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	408,850
5,000	5.00%, 2/1/27, Ser. C	5,532,750
5,000	5.25%, 9/1/24, Ser. A	5,809,350

		12,223,300

12	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Texas – 10.2%
$1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	$1,347,984
3,000	Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor College of Medicine, 5.00%, 11/15/37	3,383,190
2,000	Love Field Airport Modernization Corp. Rev., Southwest Airlines Co. Project, 5.25%, 11/1/40	2,169,500
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	4,669,392
4,200	5.50%, 12/15/38	4,685,310
	North Texas Tollway Auth. Rev.,
2,750	5.00%, 1/1/38	3,005,640
3,000	5.25%, 1/1/44, Ser. C	3,211,110
600	5.50%, 9/1/41, Ser. A	717,540
6,050	5.625%, 1/1/33, Ser. A	6,837,044
600	5.75%, 1/1/33, Ser. F	666,732
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	292,895
	State Public Finance Auth. Charter School Finance Corp. Rev., Ser. A
400	5.875%, 12/1/36	432,396
2,000	Cosmos Foundation, 5.375%, 2/15/37	2,101,920
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	4,834,480
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	7,455,500
6,500	6.25%, 12/15/26, Ser. D	8,243,040
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	1,074,520
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	580,375

		55,708,568

	U. S. Virgin Islands – 0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	519,185

	Utah – 1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	8,118,040

	Virginia – 0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,147,840
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	2,119,940

		3,267,780

	Washington – 1.3%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	816,221
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	308,652
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	2,208,640

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	13

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Washington (continued)
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
$275	5.25%, 1/1/17	$284,405
3,600	5.625%, 1/1/38	3,568,608

		7,186,526

	West Virginia – 0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,219,850

	Wisconsin – 0.1%
500	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	592,605

	Total Municipal Bonds & Notes (cost-$466,736,503)	531,841,398

VARIABLE RATE NOTES (a)(d)(f)(g) – 2.3%
	Texas – 0.4%
600	JPMorgan Chase Putters/Drivers Trust Rev., 8.429%, 10/1/31, Ser. 3227	818,538
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.907%, 2/1/17, Ser. 3480	1,341,640

		2,160,178

	Washington – 1.9%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.471%, 8/1/28, Ser. 3388	10,166,280

	Total Variable Rate Notes (cost-$8,164,909)	12,326,458

	Total Investments (cost-$474,901,412) – 100.0%	$544,167,856

14	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at October 31, 2012 were as follows:

Revenue Bonds:
Health, Hospital, Nursing Home Revenue	22.3%
Tobacco Settlement Funded	13.9
Natural Gas Revenue	8.3
Miscellaneous Revenue	7.2
College & University Revenue	4.6
Port, Airport & Marina Revenue	4.3
Electric Power & Lighting Revenue	4.2
Water Revenue	3.7
Industrial Revenue	3.1
Highway Revenue Tolls	3.0
Miscellaneous Taxes	2.9
Sewer Revenue	1.0
Lease (Appropriation)	0.7
Transit Revenue	0.6
Sales Tax Revenue	0.6
Ad Valorem Property Tax	0.5
Tobacco & Liquor Taxes	0.1
Local or Government Housing	0.1

Total Revenue Bonds		81.1%
General Obligation		14.4
Special Assessment		3.6
Certificates of Participation		0.5
Tax Allocation		0.4

Total Investments		100.0%

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	15

PIMCO California Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited)

Principal Amount (000s)		Value
CALIFORNIA MUNICIPAL BONDS & NOTES – 91.2%
$10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$11,213,500
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	5,874,350
720	City & Cnty. of San Francisco Redev. Agcy., Special Tax, 6.125%, 8/1/31, Ser. B	721,656
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	726,602
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	350,238
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	5,404,000
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	204,966
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	6,885,585
	Educational Facs. Auth. Rev.,
10,200	Claremont McKenna College, 5.00%, 1/1/39 (h)	11,229,996
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (h)	11,364,400
2,975	El Dorado Irrigation Dist. & El Dorado Cnty. Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	3,211,483
14,425	El Monte, Department of Public Social Services Fac., Phase II, CP, 5.25%, 1/1/34 (AMBAC)	14,471,737
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	1,038,650
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	166,241
505	6.00%, 9/1/19	508,651
3,500	6.30%, 9/1/31	3,516,170
	Golden State Tobacco Securitization Corp. Rev.,
3,000	5.00%, 6/1/35, Ser. A (FGIC)	3,085,110
6,000	5.00%, 6/1/38, Ser. A (FGIC)	6,152,460
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	1,637,904
8,300	5.125%, 6/1/47, Ser. A-1	6,716,941
25,175	5.75%, 6/1/47, Ser. A-1	22,587,010
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
4,265	5.00%, 3/1/33	4,306,157
2,000	5.75%, 9/1/39	2,247,660
	Catholic Healthcare West, Ser. A,
2,000	6.00%, 7/1/34	2,142,140
4,000	6.00%, 7/1/39	4,682,080
750	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	795,510
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	1,219,190
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	1,597,740
3,400	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,896,808
	Sutter Health,
1,000	5.00%, 8/15/35, Ser. D	1,120,500
1,600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	1,682,048
2,800	6.00%, 8/15/42, Ser. B	3,338,020

16	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO California Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$1,000	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. C	$1,096,450
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	11,708,198
7,000	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	7,021,840
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	543,750
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	564,300
5,500	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	5,964,530
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A,
1,000	5.50%, 11/15/27	1,195,810
3,900	5.50%, 11/15/37	4,742,439
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	5,309,700
2,000	5.00%, 7/1/41, Ser. A	2,278,080
1,500	5.00%, 7/1/43, Ser. B	1,732,125
3,000	5.375%, 7/1/34, Ser. A (h)	3,450,360
7,000	5.375%, 7/1/38, Ser. A (h)	7,982,660
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (h)	11,610,200
3,500	5.00%, 1/1/34, Ser. I	3,978,135
5,000	5.00%, 1/1/34, Ser. I (h)	5,683,050
250	5.30%, 1/1/34, Ser. D	288,688
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	760,529
1,900	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,675,732
	Municipal Finance Auth. Rev.,
1,145	Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,357,134
2,900	Biola Univ., 5.875%, 10/1/34	3,167,757
2,145	Patterson Public Financing Auth. Rev., Waste Water System Financing Project, 5.50%, 6/1/39 (AGC)	2,364,434
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,363,975
	Pollution Control Financing Auth. Rev.,
1,250	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)	1,305,375
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	2,179,260
	San Diego Cnty. Water Auth., CP,
350	5.00%, 5/1/32, Ser. A (NPFGC)	354,532
6,250	5.00%, 5/1/38, Ser. 2008-A (AGM)	6,772,875
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,688,004
12,610	San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/43	14,488,260
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	5,013,050
5,000	5.70%, 1/15/19	5,189,050
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	238,094

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	17

PIMCO California Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	$1,795,125
1,200	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,350,804
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	1,822,968
3,500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	3,831,310
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,539,265
	State, GO,
5,885	5.00%, 9/1/35	6,377,692
100	5.00%, 6/1/37	108,217
3,000	5.00%, 12/1/37	3,271,440
2,400	5.25%, 11/1/40	2,746,224
1,500	5.50%, 3/1/40	1,729,890
2,000	6.00%, 4/1/38	2,383,200
2,000	6.00%, 11/1/39	2,427,720
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	2,320,400
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,361,940
1,500	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	1,678,515
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	2,193,600
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	1,093,530
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	935,946
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	940,781
10,000	Cottage Health, 5.00%, 11/1/40	11,022,800
13,050	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	13,059,004
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	1,063,750
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,149,990
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	3,045,450
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	2,648,919
7,700	6.75%, 2/1/38	9,486,477
	St. Joseph Health System,
100	5.125%, 7/1/24 (NPFGC)	112,804
3,200	5.75%, 7/1/47, Ser. A (FGIC)	3,561,152
2,000	Sutter Health, 6.00%, 8/15/42, Ser. A	2,384,300
8,000	The Internext Group, CP, 5.375%, 4/1/30	8,020,240
	Univ. of California Irvine E. Campus,
4,000	5.125%, 5/15/31	4,401,280
4,500	5.375%, 5/15/38	4,922,910
910	Windrush School, 5.50%, 7/1/37 (b)(e)	482,300
6,300	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	6,736,716

18	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO California Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	$2,077,840
	Univ. of California Rev.,
2,000	5.00%, 5/15/33, Ser. A (AMBAC)	2,044,460
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	10,192,300
4,000	5.00%, 5/15/42, Ser. G	4,604,960
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,055,780

	Total California Municipal Bonds & Notes (cost-$355,815,086)	403,145,878

OTHER MUNICIPAL BONDS & NOTES – 6.5%
	Iowa – 1.9%
8,600	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	8,348,278

	Louisiana – 0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	256,597

	Ohio – 1.0%
4,000	American Municipal Power, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	4,421,560

	Puerto Rico – 2.3%
	Sales Tax Financing Corp. Rev.,
7,000	5.00%, 8/1/46, Ser. C	7,490,210
2,500	5.25%, 8/1/43, Ser. A-1	2,635,925

		10,126,135

	Texas – 1.3%
5,000	Wood Cnty. Central Hospital Dist. Rev., East Texas Medical Center Quitman Project, 6.00%, 11/1/41	5,692,100

	Total Other Municipal Bonds & Notes (cost-$28,133,090)	28,844,670

CALIFORNIA VARIABLE RATE NOTES (a)(d)(f)(g) – 2.3%
	Health Facs. Financing Auth. Rev.,
1,000	7.95%, 11/15/36, Ser. 3193	1,245,120
6,000	9.76%, 11/15/42, Ser. 3255	6,714,660
1,670	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev., 11.442%, 8/1/13, Ser. 1034 (NPFGC)	2,138,886

	Total California Variable Rate Notes (cost-$6,382,891)	10,098,666

	Total Investments (cost-$390,331,067) – 100.0%	$442,089,214

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	19

PIMCO California Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at October 31, 2012 were as follows:

Revenue Bonds:
Health, Hospital, Nursing Home Revenue	22.3%
Tobacco Settlement Funded	11.0
College & University Revenue	10.4
Water Revenue	7.6
Highway Revenue Tolls	4.8
Natural Gas Revenue	3.3
Lease (Abatement)	2.9
Electric Power & Lighting Revenue	2.4
Local or Government Housing	2.4
Sales Tax Revenue	2.3
Port, Airport & Marina Revenue	1.4
Sewer Revenue	1.0
Hotel Occupancy Tax	0.4
Private Schools	0.1

Total Revenue Bonds		72.3%
Certificates of Participation		13.1
General Obligation		11.1
Tax Allocation		2.4
Special Tax		1.1

Total Investments		100.0%

20	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO New York Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited)

Principal Amount (000s)		Value
NEW YORK MUNICIPAL BONDS & NOTES – 95.3%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	$1,637,792
	Hudson Yards Infrastructure Corp. Rev., Ser. A,
2,000	5.25%, 2/15/47,	2,229,760
4,000	5.75%, 2/15/47,	4,726,840
	Liberty Dev. Corp. Rev.,
2,000	1 World Trade Center Project, 5.00%, 12/15/41	2,270,660
6,000	4 World Trade Center Project, 5.75%, 11/15/51	7,077,900
1,500	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,743,090
	Goldman Sachs Headquarters,
120	5.25%, 10/1/35	142,559
11,290	5.25%, 10/1/35 (h)	13,412,407
1,925	5.50%, 10/1/37	2,367,153
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34, (AMBAC)	782,625
4,500	5.75%, 4/1/39	5,360,580
1,175	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/31, Ser. E	1,176,657
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	944,032
3,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	3,959,340
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	1,023,430
900	Pilot Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	1,052,100
3,200	Yankee Stadium, 7.00%, 3/1/49 (AGC)	3,868,416
2,000	New York City Municipal Water Finance Auth. Rev.,
	Second Generation Resolutions, 5.00%, 6/15/32, Ser. HH	2,342,900
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,500	5.00%, 6/15/40, Ser. FF-2	2,836,225
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	5,542,150
5,000	New York City Transitional Finance Auth. Rev., 5.25%, 1/15/39, Ser. S-3	5,571,600
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	1,008,710
600	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	687,498
	Port Auth. of New York & New Jersey Rev.,	4,417,519
4,300	5.00%, 9/1/38, Ser. 132
1,000	JFK International Air Terminal, 6.00%, 12/1/36	1,174,450
	State Dormitory Auth. Rev.,
500	5.00%, 7/1/35, Ser. A	567,560
1,000	5.00%, 3/15/38, Ser. A	1,159,540
1,110	5.00%, 3/15/42, Ser. B	1,277,266
1,000	Fordham Univ., 5.50%, 7/1/36, Ser. A	1,166,060

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	21

PIMCO New York Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$2,000	Mount Sinai Hospital, 5.00%, 7/1/31, Ser. A	$2,194,080
1,300	Mount Sinai School of Medicine, 5.125%, 7/1/39	1,417,143
4,500	New York Univ., 5.00%, 7/1/38, Ser. C	4,954,950
1,225	NYU Hospitals Center, 6.00%, 7/1/40, Ser. A	1,479,310
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C (AGC)	1,096,930
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A-1	2,669,500
4,000	5.00%, 7/1/34, Ser. 1 (Pre-refunded @ $100, 7/1/13) (c)	4,125,440
1,800	Teachers College, 5.50%, 3/1/39	1,991,754
1,250	The New School, 5.50%, 7/1/40	1,433,738
2,850	Univ. Dormitory Facs., 5.00%, 7/1/42, Ser. A	3,278,212
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	1,275,714
	State Thruway Auth. Rev., Ser. I,
2,000	5.00%, 1/1/37	2,270,080
6,145	5.00%, 1/1/42	6,948,889
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (h)	2,105,766
3,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (h)	3,562,290
3,000	Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute Project, 5.125%, 9/1/40, Ser. A	3,317,940
5,860	Troy Industrial Dev. Auth. Rev., Rensselaer Polytechnic Institute Project, 4.625%, 9/1/26	6,622,210
1,455	TSACS, Inc. Rev., 5.125%, 6/1/42, Ser. 1	1,185,447
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (AGM)	3,022,365
910	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	1,071,061
200	Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A	210,830
400	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	456,732

	Total New York Municipal Bonds & Notes (cost-$125,262,155)	138,217,200

OTHER MUNICIPAL BONDS & NOTES – 4.7%
	Louisiana – 0.5%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	769,792

	Ohio – 1.2%
2,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	1,719,680

	Puerto Rico – 2.6%
1,000	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/44, Ser. A	1,046,650

22	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO New York Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Sales Tax Financing Corp. Rev.,
$1,000	5.25%, 8/1/43, Ser. A-1	$1,054,370
1,500	5.75%, 8/1/37, Ser. A	1,649,895

		3,750,915

	U. S. Virgin Islands – 0.4%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	519,185

	Total Other Municipal Bonds & Notes (cost-$5,993,704)	6,759,572

	Total Investments (cost-$131,255,859) – 100.0%	$144,976,772

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	23

PIMCO New York Municipal Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at October 31, 2012 were as follows:

Revenue Bonds:
College & University Revenue	18.6%
Miscellaneous Revenue	14.1
Health, Hospital, Nursing Home Revenue	13.4
Industrial Revenue	9.8
Highway Revenue Tolls	8.8
Water Revenue	8.8
Port, Airport & Marina Revenue	5.4
Miscellaneous Taxes	4.8
Electric Power & Lighting Revenue	4.2
Income Tax Revenue	3.1
Recreational Revenue	2.7
Tobacco Settlement Funded	2.5
Sales Tax Revenue	1.9
Transit Revenue	0.8
Economic Development Revenue	0.7
Tobacco & Liquor Taxes	0.4

Total Revenue Bonds		100.0%

Total Investments		100.0%

24	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Schedules of Investments

October 31, 2012 (unaudited) (continued)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,798,808 and $11,404,041, representing 2.4% and 2.6% of total investments in Municipal and California Municipal, respectively.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	In default.
(f)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on October 31, 2012.
(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2012.
(h)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Restricted security in Municipal. The aggregate acquisition cost of such security is $935,300; the aggregate market value is $472,350, representing 0.1% of total investments.

Glossary:

ACA	-	insured by American Capital Access Holding Ltd.
AGC	-	insured by Assured Guaranty Corp.
AGM	-	insured by Assured Guaranty Municipal Corp.
AMBAC	-	insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.	-	insured by California Mortgage Insurance
CP	-	Certificates of Participation
FGIC	-	insured by Financial Guaranty Insurance Co.
FHA	-	insured by Federal Housing Administration
GO	-	General Obligation Bond
IBC	-	Insurance Bond Certificate
NPFGC	-	insured by National Public Finance Guarantee Corp.
TCRS	-	Temporary Custodian Receipts

See accompanying Notes to Financial Statements	10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	25

PIMCO Municipal Income Funds Statements of Assets and Liabilities

October 31, 2012 (unaudited)

	Municipal	California Municipal	New York Municipal

Assets:
Investments, at value (cost-$474,901,412, $390,331,067 and $131,255,859, respectively)	$544,167,856	$442,089,214	$144,976,772
Cash	141,898	452,665	438,268
Interest receivable	9,000,020	7,136,598	2,492,732
Receivable for investments sold	1,771,325	99,047	997,475
Prepaid expenses and other assets	117,851	40,782	1,902,889
Total Assets	555,198,950	449,818,306	150,808,136

Liabilities:
Payable for Floating Rate Notes issued	15,563,277	31,765,500	10,476,876
Dividends payable to common and preferred shareholders	2,064,723	1,430,219	440,157
Investment management fees payable	295,529	228,660	76,641
Interest payable	40,493	63,562	618,966
Accrued expenses and other liabilities	161,543	282,596	96,583
Total Liabilities	18,125,565	33,770,537	11,709,223
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,600, 6,000 and 1,880 shares issued and outstanding, respectively)	190,000,000	150,000,000	47,000,000
Net Assets Applicable to Common Shareholders	$347,073,385	$266,047,769	$92,098,913

Composition of Net Assets Applicable to Common Shareholders:
Common Shares (no par value):
Paid-in-capital	$344,309,355	$250,415,736	$101,939,809
Undistributed net investment income	4,911,456	10,429,474	2,309,381
Accumulated net realized loss	(71,432,797)	(46,552,890)	(26,093,196)
Net unrealized appreciation of investments	69,285,371	51,755,449	13,942,919
Net Assets Applicable to Common Shareholders	$347,073,385	$266,047,769	$92,098,913
Common Shares Issued and Outstanding	25,294,400	18,489,134	7,671,600
Net Asset Value Per Common Share	$13.72	$14.39	$12.01

26	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds Statements of Operations

Six Months ended October 31, 2012 (unaudited)

	Municipal	California Municipal	New York Municipal

Investment Income:
Interest	$14,133,830	$11,239,608	$3,306,863

Expenses:
Investment management fees	1,726,634	1,340,980	448,255
Interest expense	223,612	247,801	31,279
Auction agent fees and commissions	155,518	120,743	38,276
Custodian and accounting agent fees	52,005	54,176	26,871
Audit and tax services	37,794	33,369	23,802
Transfer agent fees	22,140	21,938	20,168
Trustees’ fees and expenses	22,087	16,934	5,871
Shareholder communications	19,994	9,416	11,062
Legal fees	6,739	1,840	3,350
Insurance expense	5,402	4,428	2,299
New York Stock Exchange listing fees	–	–	12,879
Miscellaneous expense	7,359	6,882	6,373
Total Expenses	2,279,284	1,858,507	630,485
Less: investment management fees waived	(43,441)	(33,870)	(11,285)
custody credits earned on cash balances	(3,407)	(5,488)	(1,992)
Net Expenses	2,232,436	1,819,149	617,208

Net Investment Income	11,901,394	9,420,459	2,689,655

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,008,454)	1,823,030	412,571
Futures contracts	(808,633)	(646,907)	(161,727)
Swaps	–	(100)	–
Net change in unrealized appreciation/depreciation of:
Investments	22,058,623	9,711,527	4,496,704
Futures contracts	351,605	281,284	70,321
Net realized and change in unrealized gain on investments, futures contracts and swaps	20,593,141	11,168,834	4,817,869
Net Increase in Net Assets Resulting from Investment Operations	32,494,535	20,589,293	7,507,524
Dividends on Preferred Shares from Net Investment Income	(264,267)	(208,438)	(65,464)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment	$32,230,268	$20,380,855	$7,442,060

See accompanying Notes to Financial Statements	10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	27

PIMCO Municipal Income Funds Statements of Changes in Net Assets

Applicable to Common Shareholders

	Municipal
	Six Months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Investment Operations:
Net investment income	$11,901,394	$25,313,915
Net realized gain (loss) on investments, futures contracts and swaps	(1,817,087)	(3,383,329)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	22,410,228	58,651,802
Net increase in net assets resulting from investment operations	32,494,535	80,582,388
Dividends on Preferred Shares from Net Investment Income	(264,267)	(438,548)
Net increase in net assets applicable to common shareholders resulting from investment operations	32,230,268	80,143,840
Dividends to Common Shareholders from Net Investment Income	(12,325,141)	(24,597,218)

Common Share Transactions:
Reinvestment of dividends	427,504	1,278,223
Total increase in net assets applicable to common shareholders	20,332,631	56,824,845

Net Assets Applicable to Common Shareholders:
Beginning of period	326,740,754	269,915,909
End of period (including undistributed net investment income of $4,911,456 and $5,599,470; $10,429,474 and $9,754,846; $2,309,381 and $2,307,100; respectively)	$347,073,385	$326,740,754

Common Shares Issued in Reinvestment of Dividends	28,465	98,255

28	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds Statements of Changes in Net Assets

Applicable to Common Shareholders (continued)

California Municipal		New York Municipal
Six Months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six Months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

$9,420,459	$20,030,549	$2,689,655	$5,719,322
1,176,023	(11,194,239)	250,844	(881,234)
9,992,811	53,279,271	4,567,025	11,620,949
20,589,293	62,115,581	7,507,524	16,459,037
(208,438)	(347,737)	(65,464)	(107,654)
20,380,855	61,767,844	7,442,060	16,351,383
(8,537,393)	(17,034,147)	(2,621,910)	(5,232,071)

334,063	989,256	153,009	278,520
12,177,525	45,722,953	4,973,159	11,397,832

253,870,244	208,147,291	87,125,754	75,727,922
$266,047,769	$253,870,244	$92,098,913	$87,125,754

22,856	79,651	12,929	26,484

See accompanying Notes to Financial Statements	10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	29

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund (“Municipal“), PIMCO California Municipal Income Fund (“California Municipal“) and PIMCO New York Municipal Income Fund (“New York Municipal“) (each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds“), were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940; as amended, and the rules and regulations thereunder. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the investment manager and Sub-Adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”) AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of no par value per share of common shares authorized.

Under normal market conditions, Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from U.S. federal income taxes. Under normal market conditions, California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There can be no assurance that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser, an affiliate of the Investment Manager. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the

30	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the year ended October 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	31

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at October 31, 2012 in valuing Municipal’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

Municipal:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 10/31/12
Investments in Securities – Assets
Municipal Bonds & Notes:
Alaska	—	$3,938,854	$297,000	$4,235,854
Tennessee	—	11,750,950	472,350	12,223,300
All Other	—	515,382,244	—	515,382,244
Variable Rate Notes	—	12,326,458	—	12,326,458
Total Investments	—	$543,398,506	$769,350	$544,167,856

At October 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Municipal for the six months ended October 31, 2012, was as follows:

Municipal:
	Beginning Balance 4/30/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 10/31/12
Investments in Securities – Assets
Municipal Bonds & Notes:
Alaska	$482,850	—	—	$856	—	$(186,706)	—	—	$297,000
Tennessee	472,350	—	—	—	—	—	—	—	472,350
Total Investments	$955,200	—	—	$856	—	$(186,706)	—	—	$769,350

The following table presents additional information about valuation techniques and inputs used for investments in Municipal that are measured at fair value and categorized within Level 3 at October 31, 2012:

Municipal:
	Ending Balance at 10/31/12	Valuation Techniques Used	Unobservable Inputs	Input Values
Investment in Securities – Assets
Municipal Bonds & Notes:
Alaska	$297,000	Third-Party Pricing Vendor	Stale Pricing	$33.00
Tennessee	472,350	Third-Party Pricing Vendor	Broker Quote	50.25
Total Investments	$769,350

32	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at October 31, 2012 in valuing California Municipal’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

California Municipal:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 10/31/12
Investments in Securities – Assets
California Municipal Bonds & Notes	—	$402,663,578	$482,300	$403,145,878
Other Municipal Bonds & Notes	—	28,844,670	—	28,844,670
California Variable Rate Notes	—	10,098,666	—	10,098,666
Total Investments	—	$441,606,914	$482,300	$442,089,214

At October 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for California Municipal for the six months ended October 31, 2012, was as follows:

California Municipal:
	Beginning Balance 4/30/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation			Transfers into Level 3	Transfers out of Level 3	Ending Balance 10/31/12
Investments in Securities – Assets
California Municipal Bonds & Notes:	$627,900	—	—	—	—	$	[145,600	]	—	—	$482,300
Total Investments	$627,900	—	—	—	—	$	[145,600	]	—	—	$482,300

The following table presents additional information about valuation techniques and inputs used for investments in California Municipal that are measured at fair value and categorized within Level 3 at October 31, 2012:

California Municipal:
	Ending Balance at 10/31/12	Valuation Techniques Used	Unobservable Inputs	Input Values
Investment in Securities – Assets
California Municipal Bonds & Notes:	$482,300	Third-Party Pricing Vendor	Stale Pricing	$53.00

A summary of the inputs used at October 31, 2012 in valuing New York Municipal’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

New York Municipal:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 10/31/12
Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$138,217,200	—	$138,217,200
Other Municipal Bonds & Notes	—	6,759,572	—	6,759,572
Total Investments	—	$144,976,772	—	$144,976,772

At October 31, 2012, there were no transfers between Levels 1 and 2.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	33

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments which Municipal and California Municipal held at October 31, 2012, was $(186,706) and $(145,600), respectively.

Net change in unrealized depreciation is reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at October 31, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds invest in RIBs and RITEs (“Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for Floating Rate Notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a Trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

34	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(g) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(h) Interest Expense

Interest expense primarily relates to the Funds’ participation in Floating Rate Notes held by third parties in conjunction with Inverse Floater transactions.

(i) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	35

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

2. Principal Risks (continued)

increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

36	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order, among other things, to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	37

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Operations for the six months ended October 31, 2012:

Municipal:
Location	Interest Rate Contracts
Net realized loss on:
Futures contracts	$(808,633)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$351,605

California Municipal:
Location	Interest Rate Contracts
Net realized loss on:
Futures contracts	$(646,907)
Swaps	(100)

Total net realized loss	$(647,007)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$281,284

New York Municipal:
Location	Interest Rate Contracts
Net realized loss on:
Futures contracts	$(161,727)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$70,321

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended October 31, 2012:

Futures Contracts(1) Short
Municipal	(17)
California Municipal	(13)
New York Municipal	(3)

(1)	Number of contracts

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s

38	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

4. Investment Manager/Sub-Adviser (continued)

average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the period July 1, 2011 through June 30, 2012, the Investment Manager voluntarily agreed to waive a portion of its fee for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the six months ended October 31, 2012, each Fund paid investment management fees at an effective rate of 0.63% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

For the six months ended October 31, 2012, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Municipal	$29,007,330	$42,701,412
California Municipal	35,396,851	38,547,617
New York Municipal	14,752,684	14,304,727

Floating Rate Notes for the six months ended October 31, 2012:

The weighted average daily balance of Floating Rate Notes outstanding during the six months ended October 31, 2012 for Municipal, California Municipal and New York Municipal was $15,563,277, $32,069,848 and $10,476,876 at a weighted average interest rate, including fees, of 1.44%, 0.77% and 0.30%, respectively.

6. Income Tax Information

At October 31, 2012, the aggregate cost basis of investments and the net unrealized appreciation of investments for federal income tax purposes were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal	$458,850,278	$74,105,301	$4,341,604	$69,763,697
California Municipal	359,467,190	51,349,469	679,601	50,669,868
New York Municipal	122,455,359	14,520,578	655,968	13,864,610

Differences, if any, between book and tax cost basis were primarily attributable to Inverse Floaters transactions.

7. Auction-Rate Preferred Shares

Municipal has 1,520 shares of Preferred Shares Series A, 1,520 shares of Preferred Shares Series B, 1,520 shares of Preferred Shares Series C, 1,520 shares of Preferred Shares Series D and 1,520 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal has 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal has 1,880 shares of Preferred Shares Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	39

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

7. Auction-Rate Preferred Shares (continued)

For the six months ended October 31, 2012, the annualized dividend rates ranged from:

	High	Low	At October 31, 2012
Municipal:
Series A	0.350%	0.229%	0.320%
Series B	0.381%	0.229%	0.320%
Series C	0.381%	0.229%	0.320%
Series D	0.381%	0.229%	0.320%
Series E	0.381%	0.229%	0.320%

California Municipal:
Series A	0.350%	0.229%	0.320%
Series B	0.381%	0.229%	0.320%
Series C	0.381%	0.229%	0.320%

New York Municipal:
Series A	0.381%	0.229%	0.320%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected. S&P Evaluation Services has announced that it will discontinue providing the S&P Weekly High Grade Municipal Bond Index (formerly, the Kenny S&P 30-day High Grade Municipal Bond Index) (the “Prior Index”) effective January 1, 2013. The Funds’ Boards approved the use of the S&P Municipal 7 Day High Grade Rate Index in replacement of the Prior Index to calculate ARPS dividend rates on and after January 1, 2013. The Funds’ bylaws will be amended effective January 1, 2013, to reflect this change.

In July 2012, Moody’s Investor Service downgraded its ratings for each series of the Funds’ Preferred Shares from Aaa to Aa2.

40	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds Notes to Financial Statements

October 31, 2012 (unaudited)

8. Transfer Agent Change

American Stock Transfer & Trust Company, LLC (“AST”) assumed responsibility as the Funds’ transfer agent effective September 17, 2012 (the “Effective Date”). The amended Dividend Reinvestment Plan (the “Plan”) and AST’s role as transfer agent for Participants under the Plan commenced as of the Effective Date.

9. Subsequent Events

On November 1, 2012, the following dividends were declared to common shareholders payable December 3, 2012 to shareholders of record on November 13, 2012:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

On December 3, 2012, the following dividends were declared to common shareholders payable January 2, 2013 to shareholders of record on December 13, 2012:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	41

PIMCO Municipal Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended October 31, 2012 (unaudited)		Year ended April 30,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$12.93		$10.72		$11.76	$9.38		$12.96		$14.85

Investment Operations:
Net investment income	0.47		1.01		1.07	1.18		1.13		1.12
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.82		2.20		(1.10)	2.22		(3.53)		(1.74)
Total from investment operations	1.29		3.21		(0.03)	3.40		(2.40)		(0.62)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.02)		(0.03)	(0.04)		(0.20)		(0.29)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.28		3.19		(0.06)	3.36		(2.60)		(0.91)

Dividends to Common Shareholders from Investment Income	(0.49)		(0.98)		(0.98)	(0.98)		(0.98)		(0.98)
Net asset value, end of period	$13.72		$12.93		$10.72	$11.76		$9.38		$12.96
Market price, end of period	$16.45		$15.28		$12.92	$13.72		$11.40		$16.46
Total Investment Return (1)	11.16%		27.20%		1.54%	30.34%		(24.58)%		(2.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$347,073		$326,741		$269,916	$294,457		$233,507		$321,268
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.32	%(5)(6)	1.28	%(5)	1.44%	1.46	%(5)	1.64	%(5)	1.51	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.18	%(5)(6)	1.22	%(5)	1.34%	1.34	%(5)	1.42	%(5)	1.20	%(5)
Ratio of net investment income to average net assets (2)	7.01	%(5)(6)	8.42	%(5)	9.43%	10.77	%(5)	10.65	%(5)	8.07	%(5)
Preferred shares asset coverage per share	$70,665		$67,990		$60,514	$63,743		$55,722		$65,143
Portfolio turnover rate	5%		18%		15%	11%		60%		32%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its fees. The effect of such waivers relative to the average net assets of common shareholders was 0.03% (annualized), 0.07%, 0.01%, 0.10%, and 0.17% for the six months ended October 31, 2012 and the years ended April 30, 2012, April 30, 2010, April 30, 2009, and April 30, 2008, respectively.
(6)	Annualized.

42	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12	See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended October 31, 2012 (unaudited)		Year ended April 30,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$13.75		$11.32		$12.84	$10.61		$13.62		$14.84

Investment Operations:
Net investment income	0.51		1.08		1.12	1.21		1.08		1.07
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.60		2.29		(1.69)	1.98		(2.96)		(1.09)
Total from investment operations	1.11		3.37		(0.57)	3.19		(1.88)		(0.02)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.02)		(0.03)	(0.04)		(0.21)		(0.28)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.10		3.35		(0.60)	3.15		(2.09)		(0.30)

Dividends to Common Shareholders from Investment Income	(0.46)		(0.92)		(0.92)	(0.92)		(0.92)		(0.92)
Net asset value, end of period	$14.39		$13.75		$11.32	$12.84		$10.61		$13.62
Market price, end of period	$15.58		$14.83		$11.99	$13.29		$12.18		$15.83
Total Investment Return (1)	8.41%		32.94%		(2.79)%	17.72%		(16.72)%		(4.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$266,048		$253,870		$208,147	$234,792		$192,849		$246,613
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.40	%(5)(6)	1.36	%(5)	1.48%	1.49	%(5)	1.66	%(5)	1.41	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.21	%(5)(6)	1.25	%(5)	1.34%	1.34	%(5)	1.39	%(5)	1.15	%(5)
Ratio of net investment income to average net assets (2)	7.21	%(5)(6)	8.63	%(5)	9.21%	10.15	%(5)	9.42	%(5)	7.57	%(5)
Preferred shares asset coverage per share	$69,339		$67,310		$59,689	$64,130		$57,140		$66,086
Portfolio turnover rate	8%		9%		19%	8%		42%		14%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its fees. The effect of such waiver relative to the average net assets of common shareholders was 0.03% (annualized), 0.07%, 0.01%, 0.10%, and 0.17% for the six months ended October 31, 2012 and the years ended April 30, 2012, April 30, 2010, April 30, 2009, and April 30, 2008, respectively.
(6)	Annualized.

See accompanying Notes to Financial Statements	10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	43

PIMCO New York Municipal Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended October 31, 2012 (unaudited)		Year ended April 30,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$11.38		$9.92		$10.67	$9.19		$12.70		$13.74

Investment Operations:
Net investment income	0.35		0.74		0.80	0.88		0.87		0.97
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.63		1.41		(0.84)	1.31		(3.50)		(1.03)
Total from investment operations	0.98		2.15		(0.04)	2.19		(2.63)		(0.06)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.01)		(0.03)	(0.03)		(0.20)		(0.30)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.97		2.14		(0.07)	2.16		(2.83)		(0.36)

Dividends to Common Shareholders from Investment Income	(0.34)		(0.68)		(0.68)	(0.68)		(0.68)		(0.68)
Net asset value, end of period	$12.01		$11.38		$9.92	$10.67		$9.19		$12.70
Market price, end of period	$12.56		$11.73		$9.89	$11.18		$9.90		$13.06
Total Investment Return (1)	10.18%		26.36%		(5.57)%	20.76%		(18.80)%		(8.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$92,099		$87,126		$75,728	$81,074		$69,482		$95,691
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.37	%(5)(6)	1.37	%(5)	1.51%	1.52	%(5)	1.86	%(5)	2.00	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.30	%(5)(6)	1.31	%(5)	1.42%	1.41	%(5)	1.62	%(5)	1.32	%(5)
Ratio of net investment income to average net assets (2)	5.94	%(5)(6)	7.00	%(5)	7.70%	8.71	%(5)	8.49	%(5)	7.41	%(5)
Preferred shares asset coverage per share	$73,986		$71,341		$65,279	$68,123		$61,957		$62,969
Portfolio turnover rate	10%		21%		29%	11%		37%		14%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its fees. The effect of such waiver relative to the average net assets of common shareholders was 0.02% (annualized), 0.07%, 0.01%, 0.10%, and 0.18% for the six months ended October 31, 2012 and the years ended April 30, 2012, April 30, 2010, April 30, 2009, and April 30, 2008, respectively.
(6)	Annualized.

44	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds

Proxy Voting Policies & Procedures (unaudited)

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	45

PIMCO Municipal Income Funds

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 26-27, 2012 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of each Funds Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2012.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one-year period ended December 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

46	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

PIMCO Municipal Income Funds

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares, preferred shares and other forms of leverage and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

Municipal Income

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eleven closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eleven funds in the peer group ranged from $237.2 million to $620.6 million, and that eight of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked eighth out of eleven funds in the expense peer group for total expense ratio based on common share assets, fourth out of eleven funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, tenth out of eleven funds in actual management fees based on common share assets and eighth out of eleven funds in actual management fees based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods, fourth quintile performance for the five-year period and third quintile performance for the ten-year period ended February 29, 2012.

California Municipal Income

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of nine closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the nine funds in the peer group ranged from $28.4 million to $300.5 million, and that three of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fourth out of nine funds in the expense peer group for total expense ratio based on common share assets, sixth out of nine funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, seventh out of nine funds in actual management fees based on common share assets and based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked ninth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and third quintile performance for the five-year and ten-year periods ended February 29, 2012.

New York Municipal Income

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eight closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only

10.31.12	PIMCO Municipal Income Funds Semi-Annual Report	47

PIMCO Municipal Income Funds

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eight funds in the peer group ranged from $47.6 million to $112.2 million, and that two of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fourth out of eight funds in the expense peer group for total expense ratio based on common share assets, fifth out of eight funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, fifth out of eight funds in actual management fees based on common share assets and sixth out of eight funds in actual management fees based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eighth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year and three-year periods and fifth quintile performance for the five-year and ten-year periods ended February 29, 2012.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including accounts with investment strategies similar to those of the Funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as those associated with the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ net assets, including assets attributable to preferred shares). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Funds’ common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

48	PIMCO Municipal Income Funds Semi-Annual Report	10.31.12

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

Allianz Global Investors Distributors LLC.

AZ609SA_103112

AGI-2012-11-01-4983

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. INVESTMENTS

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	December 28, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	December 28, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	December 28, 2012